OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

PRP DEPOSITOR 2025-NQM1, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002050761

PRPM 2025-NQM1 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Jim Barrons, (602) 802-8305

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PRP DEPOSITOR 2025-NQM1, LLC

Date: February 6, 2025	By:	/s/ Jeff Padden
	Name:	Jeff Padden
	Title:	General Counsel

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report - Consolidated Analytics, Inc. Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Due Diligence Standard Report

Schedule 3 – RA Grades Summary Report

Schedule 4 – Valuations Report

99.2 - Third Party Due Diligence Report – Canopy Financial Technology Partners LLC Diligence Narrative

Schedule 1 – ATR QM Report

Schedule 2 – Data Compare Report

Schedule 3 – RA Grades Detail Report

Schedule 4 – RA Grades Summary Report

Schedule 5 – Valuation Report

99.3 - Third Party Due Diligence Report – Clarifii LLC Narrative

Schedule 1 – ATR QM Report

Schedule 2 – Data Compare Report

Schedule 3 – RA Grades Detail Report

Schedule 4 – RA Grades Summary Report

Schedule 5 – Valuation Report

99.4 - Third Party Due Diligence Report – Clayton Services LLC Narrative

Schedule 1 – Conditions Detail

Schedule 2 – Loan Grades

Schedule 3 – Loan Level Tape Compare

Schedule 4 – Non ATR QM

Schedule 5 – RA ATM QM

Schedule 6 – Standard Upload

Schedule 7 – Valuation Summary

99.5 - Third Party Due Diligence Report – Covius Real Estate Services, LLC Narrative

Schedule 1 – ATR QM Report

Schedule 2 – RA Agency Exceptions

Schedule 3 – RA Grades

Schedule 4 – RA Valuation Report

Schedule 5 – Tape Compare

99.6 Third Party Due Diligence Report – Digital Risk, LLC Narrative

Schedule 1 – DD Standard

Schedule 2 – Loan Summary

Schedule 3 – QM Status

Schedule 4 – Rating Agency

Schedule 5 – Valuation Report

99.7 - Third Party Due Diligence Report – Evolve Mortgage Services Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Exception Detail Report

Schedule 3 – QM ATR Data Report

Schedule 4 – RA Grades Report

Schedule 5 – Valuation Report

99.8 - Third Party Due Diligence Report – Incenter Lender Services LLC, c/k/a Incenter Diligence Solutions Narrative

Schedule 1 – Exception Report

Schedule 2 – Final Tape Compare Report

Schedule 3 – QM ATR Report

Schedule 4 – RA Grades Report

Schedule 5 – Valuation Summary

99.9 - Third Party Due Diligence Report – Maxwell Diligence Solutions, LLC Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Grading Report

Schedule 3 – Standard Exceptions Report

Schedule 4 – Valuation Report

99.10 - Third Party Due Diligence Report – Mission Global, LLC Narrative

Schedule 1 – Data Compare Report

Schedule 2 – RA Grades Detail

Schedule 3 – RA Grades Summary

Schedule 4 – Valuation Report

99.11 - Third Party Due Diligence Report – Opus Capital Markets Consultants, LLC Narrative

Schedule 1 – ATR QM Report

Schedule 2 – ATR Report

Schedule 3 – Data Compare Report

Schedule 4 – Exception Report

Schedule 5 – RA Grades Report

Schedule 6 – RA Grades Summary Report

Schedule 7 – Standard Findings Report

Schedule 8 – Supplemental ATR Report

Schedule 9 – Valuation Report

Schedule 10 – Valuation II Report

99.12 - Third Party Due Diligence Report – AMC Diligence, LLC Narrative

Schedule 1 – Data Compare Report

Schedule 2 – Exception Report

Schedule 3 – Multi Property Report

Schedule 4 – Multi Property Valuation

Schedule 5 – RA Grades

Schedule 6 – Valuation Summary

99.13 - Third Party Due Diligence Report – Selene Diligence LLC Narrative

Schedule 1 – Data Compare Report

Schedule 2 – RA Grades Summary Report

Schedule 3 – Standard Findings Report

Schedule 4 – Valuation Report

99.14 - Third Party Due Diligence Report – The StoneHill Group, Inc. Narrative

Schedule 1 – ATR QM Report

Schedule 2 – Data Compare Report

Schedule 3 – RA Grades Detail Report

Schedule 4 – RA Grades Summary Report

Schedule 5 – Valuation Report